Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4.  Property and Equipment

Property and equipment consisted of the following at December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012

Equipment	$2,161,715	$2,883,447
Tools and molds	11,543	24,620
Leasehold improvements	82,848	111,356
Furniture and fixtures	93,518	148,261

Total property and equipment	2,349,624	3,167,684

Less accumulated depreciation and amortization	(2,080,006)	(2,293,622)

Property and equipment, net	$269,618	$874,062

Depreciation and amortization expense totaled $692,489 and $903,291 for the years ended December 31, 2013 and 2012, respectively.